DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2020
DERIVATIVE LIABILITIES
Schedule of derivative liabilities
	Convertible Notes Payable	Warrants	Put Back Rights	Exchange Agreement	Common Stock Subscription	Total

Derivative liabilities at June 30, 2018	$-	$-	$2,886,965	$-	$-	$2,886,965
Addition to liabilities for new debt/subscription	438,720	-	-	-	25,000	463,720
Addition to liabilities for Exchange Agreement	-	-	-	1,485,000	-	1,485,000
Decrease due to conversions/assignments	(95,758)	(2,124,588)	(2,571,265)	(120,000)	-	(4,911,611)
Decrease due to exercise/surrender of warrants	-	(774,642)	-	-	-	(774,642)
Change in fair value	39,090	2,899,230	(315,700)	(137,800)	(16,478)	2,468,342

Derivative liabilities at June 30, 2019	382,052	-	-	1,227,200	$8,522	$1,617,774
Addition to liabilities for new debt/subscription	270,354	-	-	-	-	270,354
Decrease due to conversions/assignments	(461,236)	-	-	(479,800)	-	(941,036)
Change in fair value	(27,505)	-	-	(747,400)	(7,353)	(782,258)

Derivative liabilities at June 30, 2020	$163,665	$-	$-	$-	$1,169	$164,834